MONARCH FUNDS
--------------------------------------------------------------------------------

                                               PROSPECTUS


                                               January 8, 2002










                                               INSTITUTIONAL SHARES
THREE MONEY MARKET FUNDS
THAT EACH SEEK TO PROVIDE                      TREASURY CASH FUND
HIGH CURRENT INCOME TO THE                     GOVERNMENT CASH  FUND
EXTENT  CONSISTENT WITH THE                    CASH FUND
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.





--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Summary...........................2   Your Account...........................6
Performance.......................4   Other Information.....................10
Fee Tables........................5   Financial Highlights..................11
Management........................5   For More Information..................12

--------------------------------------------------------------------------------


THE  SECURITIES  AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS'SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY

[MARGIN CALLOUT: DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]

This Prospectus offers Institutional Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts and have a $100,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies.

Each Portfolio :
   o   Invests in a  diversified  portfolio of Money  Market  Securities
   o   Invests in securities  with  remaining  maturities of 397 days or less
   o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:

          FUND/PORTFOLIO                             PRIMARY INVESTMENTS
Treasury Cash Fund/                    At least 80% of net assets invested in Treasury
Treasury Cash Portfolio                Securities and Repurchase Agreements backed by
                                       Treasury Securities
Government Cash Fund/                  At least 80% of net assets invested in Government
Government Cash Portfolio              Securities and Repurchase Agreements backed by
                                       Government Securities
Cash Fund/                             Invests in a broad spectrum of Money Market
Cash Portfolio                         Securities including:
                                       o    Securities issued by financial institutions, such
                                            as certificates of deposit, bankers' acceptances
                                            and time deposits
                                       o    Securities issued by domestic companies, such
                                            as commercial paper
                                       o    Government Securities
                                       o    Repurchase Agreements


The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
    o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
    o The security subsequently fails to meet the Adviser's investment criteria
    o    Funds are needed for another purpose

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of the Funds' investment in the Portfolios are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause a Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Cash Fund, moderate for Government Cash Portfolio/Government Cash Fund and least for Treasury Cash Portfolio/Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE

The following charts and table provide some indication of the risks of investing in a Fund's Institutional Shares by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free (800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Institutional Shares have operated.


YEAR ENDED 12/31

TREASURY CASH FUND

Best Quarter:         1.53% (quarter ended 9/30/00)

Worst Quarter:        0.45% (quarter ended 12/31/01)

[Edgar representation of Bar Chart:
1994- 3.75%
1995- 5.54%
1996- 4.99%
1997- 5.05%
1998- 4.96%
1999- 4.57%
2000- 5.91%
2001- 3.53%]


GOVERNMENT CASH FUND

Best Quarter:         1.54% (quarter ended 9/30/00)

Worst Quarter:        0.55% (quarter ended 12/31/01)

[Edgar representation of Bar Chart:
1994- 4.01%
1995- 5.65%
1996- 5.03%
1997- 5.15%
1998- 5.08%
1999- 4.65%
2000- 5.96%
2001- 3.66%]

CASH FUND


Best Quarter:         1.56% (quarter ended 9/30/00)

Worst Quarter:        0.55% (quarter ended 12/31/01)

[Edgar representation of Bar Chart:
1994- 4.03%
1995- 5.67%
1996- 5.05%
1997- 5.17%
1998- 5.14%
1999- 4.76%
2000- 6.03%
2001- 3.81%]


The following table lists the average annual total return as of December 31, 2001.


                             ONE         FIVE        SINCE         INCEPTION
                             YEAR        YEARS      INCEPTION        DATE

TREASURY CASH FUND           3.53%       4.80%        4.67%         7/12/93
GOVERNMENT CASH FUND         3.66%       4.90%        4.79%         7/15/93
CASH FUND                    3.81%       4.98%        4.85%         7/15/93

                                                                MONARCH FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Institutional Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2001. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.


ANNUAL FUND OPERATING EXPENSES                    TREASURY   GOVERNMENT  CASH
(expenses that are deducted from Fund assets)(a)  CASH FUND  CASH FUND   FUND
Management Fees(b)                                  0.13%      0.13%     0.13%
Distribution (Rule 12b-1) Fees                       None       None      None
Other Expenses                                      0.48%      0.45%     0.44%
TOTAL ANNUAL FUND OPERATING EXPENSES(C)             0.61%      0.58%     0.57%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c) Certain service providers voluntarily waived a portion of their fees for Treasury Cash Fund and Government Cash Fund so that, for the year ended August 31, 2001, actual Total Annual Fund Operating Expenses for Treasury Cash Fund were 0.45% and 0.57% for Government Cash Fund and Cash Fund.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Institutional Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                          ONE YEAR    THREE YEARS    FIVE YEARS     TEN YEARS
TREASURY CASH FUND          $62          $196          $341            $763
GOVERNMENT CASH FUND        $59          $186          $324            $726
CASH FUND                   $58          $183          $318            $714

MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information (SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages one other money market fund and one taxable and three tax-free bond funds.

During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of September 30, 2001, Forum provided services to investment companies and collective investment funds with assets of approximately $102 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

Each Fund has entered into a shareholder service agreement under which the Fund pays 0.20% of the average daily net assets of Institutional Shares for the servicing of shareholder accounts. The fees paid under the shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Institutional Shares.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Institutional Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.


YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows.

       WRITE TO US AT:                     ACH OR WIRE INVESTMENTS TO:
         Monarch Funds                       Comerica Bank
         P.O. Box 446                        ABA #121137522
         Portland, Maine 04112               FOR CREDIT TO:
                                             Forum Shareholder Services, LLC
      TELEPHONE US TOLL-FREE AT:             Account # 1891488817
         (800) 754-8757                      (Name of Fund)-Institutional Shares
                                             (Your Name)
                                             (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

    ORDER MUST BE RECEIVED BY:                    PAYMENT MUST BE RECEIVED BY:
     11:00 a.m., Pacific time                      1:00 p.m., Pacific time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco close early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS Make a check payable to "Monarch Funds." No other method of check payment is acceptable.

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for ACH or wire services. Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS The minimum initial investment in Institutional Shares is $100,000.

ACCOUNT REQUIREMENTS

              TYPE OF ACCOUNT                                                          REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                   o   Instructions must be signed by all persons  required
Individual accounts are owned by one person as are                        to sign  exactly as their names  appear on the account
sole proprietorship  accounts.  Joint accounts have
two or more owners (tenants)
BUSINESS ENTITIES                                                    o   Submit a Corporate/Organization Resolution form or
                                                                         similar document
TRUSTS                                                               o   The trust must be established before an account can
                                                                         be opened
                                                                     o   Provide a certified trust document, or the pages
                                                                         from the trust document, that identifies the trustees

INVESTMENT PROCEDURES

             HOW TO OPEN AN ACCOUNT                                             HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                             BY CHECK
o   Call or write us for an account application (and a               o   Fill out an investment slip from a confirmation
    Corporate/Organization Resolution form, if applicable)               or write us a letter
o   Complete the application (and resolution form)                   o   Write your account number on your check
o   Mail us your application (and resolution form) and a             o   Mail us the slip (or your letter) and the check
    check
BY WIRE                                                              BY WIRE
o   Call or write us for an account application (and a               o   Call to notify us of your incoming wire
    Corporate/Organization Resolution form, if applicable)           o   Instruct your  financial  institution to wire your
o   Complete the application (and resolution form)                       money to us
o   Call us to fax the completed application (and
    resolution form) and we will assign you an account number
o   Mail us your original application (and resolution form)
o   Instruct your financial institution to wire your
    money to us
BY ACH PAYMENT
o   Call or write us for an account application (and a
    Corporate/Organization Resolution form, if applicable)
o   Complete the application (and resolution form)
o   Call us to fax the completed application (and
    resolution form) and we will assign you an account number
o   Mail us your original application (and resolution
    form)
o   We will  electronically  debit your  purchase  amount
    from your account at a designated financial institution

MONARCH FUNDS
--------------------------------------------------------------------------------

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Institutional Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the redemption proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which the account is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, certain redemption options may require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

    o    Written requests to redeem $100,000 or more
    o    Changes to a shareholder's record name
    o Redemptions from an account for which the address or account registration has changed within the last 30 days
    o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
    o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
    o Adding or changing: ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

We reserve the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Institutional Shares of a Fund for Institutional Shares of another Fund.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number(s)
    o The names of each Fund and share class from which you are selling and into which you are exchanging
    o   The  dollar  amount or number of shares you want to sell (and exchange)
    o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain  a  signature guarantee (if required)
o   Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number(s)
    o   Exact name(s) in which account is registered
    o   Additional form of identification

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Institutional Shares, each Fund offers Preferred Shares, Universal Shares, Investor Shares, and Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Universal and Preferred Shares are sold to institutional investors. Investor Shares are sold to retail investors, and Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Institutional Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2001, which is available upon request, without charge.


                              SELECTED DATA FOR A SINGLE SHARE                                    RATIOS/SUPPLEMENTAL DATA
                        ---------------------------------------------            ---------------------------------------------------
                                                                                    Net                    Ratios To
                                                                                  Assets at             Average Net Assets
                        Beginning            Distributions   Ending                End of    ---------------------------------------
                        Net Asset      Net      From Net    Net Asset             Period                    Net
                        Value Per  Investment  Investment   Value per    Total    (000's        Net     Investment     Gross
                          Share      Income      Income       Share      Return   Omitted)   Expenses     Income    Expenses (a)
 Year Ended August 31
TREASURY CASH FUND
         2001              $1.00      $0.05      $(0.05)    $1.00        4.92%    $50,554      0.45%      4.57%       0.61%
         2000               1.00       0.05       (0.05)     1.00        5.47%     30,480      0.45%      5.30%       0.62%
         1999               1.00       0.04       (0.04)     1.00        4.50%     55,134      0.45%      4.43%       0.62%
         1998               1.00       0.05       (0.05)     1.00        5.11%     91,122      0.45%      5.00%       0.67%
         1997               1.00       0.05       (0.05)     1.00        4.98%     40,830      0.45%      4.89%       0.66%
GOVERNMENT CASH FUND
         2001               1.00       0.05       (0.05)     1.00        4.95%    198,324      0.57%      4.80%       0.58%
         2000               1.00       0.05       (0.05)     1.00        5.54%    400,418      0.57%      5.41%       0.58%
         1999               1.00       0.05       (0.05)     1.00        4.59%    455,239      0.57%      4.50%       0.59%
         1998               1.00       0.05       (0.05)     1.00        5.22%    443,618      0.57%      5.09%       0.58%
         1997               1.00       0.05       (0.05)     1.00        5.06%    245,157      0.57%      4.95%       0.57%
CASH FUND
         2001               1.00       0.05       (0.05)     1.00        5.11%    736,555      0.57%      5.07%       0.57%
         2000               1.00       0.06       (0.06)     1.00        5.65%    863,603      0.58%      5.55%       0.58%
         1999               1.00       0.05       (0.05)     1.00        4.68%    569,409      0.57%      4.56%       0.60%
         1998               1.00       0.05       (0.05)     1.00        5.24%    299,220      0.57%      5.11%       0.61%
         1997               1.00       0.05       (0.05)     1.00        5.07%    152,041      0.57%      4.97%       0.60%



(a) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------


                              FOR MORE INFORMATION                                                  MONARCH FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS                                           INSTITUTIONAL SHARES
              Additional information about each Fund's investments
            is available in the Funds' annual/semi-annual reports to                                  TREASURY
                                  shareholders.                                                       CASH FUND

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                                       GOVERNMENT
           The SAI provides more detailed information about each Fund                                 CASH FUND
             and is incorporated by reference into this Prospectus.
                                                                                                      CASH FUND
                              CONTACTING THE FUNDS
 You can get free copies of the Fund's annual/semi-annual reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757


                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
 You can also review the Funds' annual/semi-annual reports,SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange
           Commission ("SEC"). The scheduled hours of operation of the
              Public Reference Room may be obtained by calling the
                SEC at (202) 942-8090. You can get copies of this
               information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                         on its Web site at www.sec.gov.




                                                                                                    Monarch Funds
                                                                                                 Two Portland Square
                    Investment Company Act File No. 811-6742                                    Portland, Maine 04101
                                                                                                   (800) 754-8757

MONARCH FUNDS
--------------------------------------------------------------------------------

                                               PROSPECTUS


                                               January 8, 2002










                                               INVESTOR SHARES
THREE MONEY MARKET FUNDS
THAT EACH SEEK TO PROVIDE                      TREASURY CASH FUND
HIGH CURRENT INCOME TO THE                     GOVERNMENT CASH FUND
EXTENT  CONSISTENT WITH THE                    CASH FUND
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.




--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Summary...........................2    Your Account............................6
Performance.......................4    Other Information......................10
Fee Tables........................5    Financial Highlights...................11
Management........................5    For More Information...................12

--------------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE
COMMISSION  HAS NOT
APPROVED OR  DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY

[MARGIN CALLOUT: DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]

This Prospectus offers Investor Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Investor Shares have a $5,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies.

Each Portfolio:
    o    Invests in a  diversified  portfolio of Money  Market  Securities
    o    Invests in securities  with  remaining  maturities of 397 days or less
    o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:

          FUND/PORTFOLIO                             PRIMARY INVESTMENTS
Treasury Cash Fund/                 At least 80% of net assets invested in Treasury
Treasury Cash Portfolio             Securities and Repurchase Agreements backed by
                                    Treasury Securities
Government Cash Fund/               At least 80% of net assets invested in Government
Government Cash Portfolio           Securities and Repurchase Agreements backed by
                                    Government Securities
Cash Fund/                          Invests in a broad spectrum of Money Market
Cash Portfolio                      Securities including:
                                    o    Securities issued by financial institutions,
                                         such as certificates of deposit, bankers'
                                         acceptances and time deposits
                                    o    Securities issued by domestic companies, such
                                         as commercial paper
                                    o    Government Securities
                                    o    Repurchase Agreements


The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of the Fund's investment in the Portfolios are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause a Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Cash Fund, moderate for Government Cash Portfolio/Government Cash Fund and least for Treasury Cash Portfolio/Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE

The following charts and table provide some indication of the risks of investing in a Fund's Investor Shares by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free
(800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Investor Shares have operated.


YEAR ENDED 12/31


TREASURY CASH FUND

Best Quarter:         1.43% (quarter ended 9/30/00)

Worst Quarter:        0.35% (quarter ended 12/31/01)

[Edgar Representation of Bar Chart:
1996- 4.60%
1997- 4.65%
1998- 4.57%
1999- 4.17%
2000- 5.50%
2001- 3.14%]



GOVERNMENT CASH FUND

Best Quarter:         1.47% (quarter ended 9/30/00)

Worst Quarter:        0.48% (quarter ended 12/31/01)

[Edgar Representation of Bar Chart:
2000-5.67%
2001-3.39%]



CASH FUND

Best Quarter:         1.49% (quarter ended 9/30/00)

Worst Quarter:        0.48% (quarter ended 12/31/01)

[Edgar Representation of Bar Chart:
1996- 4.78%
1997- 4.90%
1998- 4.87%
1999- 4.49%
2000- 5.75%
2001- 3.55%]



The following table lists the average annual total return as of December 31, 2001.


                            ONE           FIVE           SINCE         INCEPTION
                           YEAR           YEARS         INCEPTION         DATE
TREASURY CASH FUND         3.14%          4.40%          4.46%         10/25/95
GOVERNMENT CASH FUND       3.39%            N/A          4.53%         12/30/99
CASH FUND                  3.55%          4.71%          4.77%          6/16/95

                                                                MONARCH FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2001. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES                              TREASURY               GOVERNMENT                 CASH
(expenses that are deducted from Fund assets)(a)            CASH FUND               CASH FUND                 FUND
Management Fees(b)                                            0.13%                   0.13%                   0.13%
Distribution (Rule 12b-1) Fees                                0.20%                   0.25%                   0.25%
Other Expenses                                                0.51%                   0.46%                   0.44%
TOTAL ANNUAL FUND OPERATING EXPENSES                          0.84%                   0.84%                   0.82%

(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                          ONE            THREE          FIVE           TEN
                          YEAR           YEARS          YEARS          YEARS
TREASURY CASH FUND        $86            $268           $466          $1,039
GOVERNMENT CASH FUND      $85            $267           $465          $1,034
CASH FUND                 $84            $262           $456          $1,016

MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages one other money market fund and one taxable and three tax-free bond funds.

During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of September, 2001, Forum provided services to investment companies and collective investment funds with assets of approximately $102 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

MONARCH FUNDS
--------------------------------------------------------------------------------

Each Fund has adopted a distribution or "Rule 12b-1" plan under which the Fund pays the distributor 0.25% of the average daily net assets of Investor Shares for the sale and distribution of Investor Shares. Each Fund has also entered into a shareholder service agreement under which the Fund pays 0.20% of the average daily net assets of Investor Shares for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Investor Shares. Because Investor Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Investor Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

Contact the Fund or Comerica Securities, Inc. for an account application or for further information as follows:


WRITE TO US AT:                        OR:                                     ACH OR WIRE INVESTMENTS TO:
     Monarch Funds                     Comerica Securities, Inc.                  Comerica Bank
     P.O. Box 446                      9920 South LaCienega Boulevard             ABA #121137522
     Portland, Maine 04112             14th Floor                                 FOR CREDIT TO:
                                       Inglewood, California 90301                Forum Shareholder Services, LLC
                                                                                  Account # 1891988817
                                       TELEPHONE US TOLL-FREE AT:                 (Name of Fund) - Investor Shares
                                            (800) 754-8757                        (Your Name)
                                                                                  (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

   ORDER MUST BE RECEIVED BY:                 PAYMENT MUST BE RECEIVED BY:
    11:00 a.m., Pacific time                   1:00 p.m., Pacific time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco close early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

                                                                MONARCH FUNDS
--------------------------------------------------------------------------------

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, make a check payable to "Monarch Funds" or to one or more owners of the account and endorsed to "Monarch Funds." For all other accounts, your check must be made payable on its face to "Monarch Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for ACH or wire services.

Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS The minimum initial investment in Investor Shares is $5,000.

ACCOUNT REQUIREMENTS

                 TYPE OF ACCOUNT                                                            REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                         o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole                        required to sign exactly as their names appear on
proprietorship accounts.  Joint accounts have two or more                       the account
owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)                                 o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money to a                       custodial account under the UGMA or the UTMA
child and obtain tax benefits                                              o    The custodian must sign instructions in a
                                                                                manner indicating custodial capacity
BUSINESS ENTITIES                                                          o    Submit a Corporate/Organization Resolution
                                                                                form or similar document
TRUSTS                                                                     o    The trust must be established before an
                                                                                account can be opened
                                                                           o    Provide a certified trust document, or the
                                                                                pages from the trust document, that identifies
                                                                                the trustees

INVESTMENT PROCEDURES

                 HOW TO OPEN AN ACCOUNT                                               HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                                   BY CHECK
o   Call or write us for an account application (and a                     o    Fill   out   an   investment   slip   from   a
    Corporate/Organization Resolution form, if applicable)                      confirmation or write us a letter
o   Complete the application (and resolution form)                         o    Write your account number on your check
o   Mail us your application (and resolution form) and a                   o    Mail us the  slip  (or  your  letter)  and the
    check                                                                       check
BY WIRE                                                                    BY WIRE
o   Call or write us for an account application (and a                     o    Call to notify us of your incoming wire
    Corporate/Organization Resolution form, if applicable)                 o    Instruct your financial institution to wire
o   Complete the application (and resolution form)                              your money to us
o   Call us to fax the completed application (and resolution
    form) and we will  assign  you an  account  number
o   Mail us your  original application (and resolution form)
o   Instruct your financial  institution to wire your money
    to us
BY ACH  PAYMENT
o   Call or write us for an  account  application (and a
    Corporate/Organization Resolution form, if applicable)
o   Complete the application (and resolution form)
o   Call us to fax the completed application (and resolution
    form) and we will  assign  you an  account  number
o   Mail us your original application (and resolution form)
o   We can  electronically  debit your purchase
    proceeds from your account at a designated financial
    institution

MONARCH FUNDS
--------------------------------------------------------------------------------


LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Investor Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation BY
WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY CHECK
o   Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY  TELEPHONE
o   Call us  with your  request (unless  you declined  telephone  redemption
    privileges   on  your  account application)
o   Provide the following information:
    o  Your account number
    o  Exact  name(s)  in which  the  account  is  registered
    o  Additional  form of identification
o   Redemption proceeds will be:
    o  Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

CHECK WRITING PRIVILEGES You may redeem shares by writing checks provided by the Funds against your account balance. Contact the Transfer Agent for information on applying for check writing privileges. When your check is presented for payment, the Trust will deduct shares from your shareholder account in an amount equal to the amount of the check as long as you have a sufficient number of shares to cover the amount of the check. The Trust charges a $10 fee for all checks presented in amounts less than $500. The Trust deducts this fee directly from your shareholder account.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, certain redemption options may require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

    o    Written requests to redeem $100,000 or more
    o    Changes to a shareholder's record name
    o Redemptions from an account for which the address or account registration has changed within the last 30 days
    o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
    o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
    o Adding or changing: ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

We reserve the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $5,000, a Fund may ask you to increase your balance. If the account value is still below $5,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Investor Shares of a Fund for Investor Shares of another Fund.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number(s)
    o The names of each Fund and share class from which you are selling and into which you are exchanging
    o   The  dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain  a  signature guarantee (if required)
o   Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number(s)
    o   Exact name(s) in which account is registered
    o   Additional form of identification

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at anytime that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Investor Shares, each Fund offers Preferred Shares, Universal Shares, Institutional Shares, and Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred and Universal Shares are sold to institutional investors, Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts and Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Investor Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2001, which is available upon request, without charge.


                              SELECTED DATA FOR A SINGLE SHARE                            RATIOS/SUPPLEMENTAL DATA
                        ---------------------------------------------           ----------------------------------------------------
                                                                                     Net                      Ratios to
                                                                                   Assets at          Average Net Assets(a)
                        Beginning              Distributions   Ending               End of        ----------------------------------
                        Net Asset      Net       From Net     Net Asset             Period                     Net
                        Value Per  Investment   Investment    Value per    Total   (000's           Net     Investment    Gross
 Year Ended August 31     Share      Income       Income        Share      Return  Omitted)       Expenses    Income    Expenses(b)
TREASURY CASH FUND
         2001              $1.00      $0.04      $(0.04)        $1.00      4.52%   $233,138         0.84%      4.52%       0.84%
         2000               1.00       0.05       (0.05)         1.00      5.06%    314,305         0.84%      5.01%       0.85%
         1999               1.00       0.04       (0.04)         1.00      4.10%    232,624         0.83%      4.02%       0.89%
         1998               1.00       0.05       (0.05)         1.00      4.72%     57,957         0.82%      4.62%       0.91%
         1997               1.00       0.05       (0.05)         1.00      4.58%     30,118         0.83%      4.55%       0.97%
GOVERNMENT CASH FUND
         2001               1.00       0.05       (0.05)         1.00      4.68%     61,546         0.84%      4.51%       0.84%
         2000(c)            1.00       0.04       (0.04)         1.00      3.68%     36,091         0.85%      5.70%       0.97%
CASH FUND
         2001               1.00       0.05       (0.05)         1.00      4.85%    791,138         0.82%      4.78%       0.82%
         2000               1.00       0.05       (0.05)         1.00      5.38%    994,191         0.83%      5.40%       0.85%
         1999               1.00       0.04       (0.04)         1.00      4.41%    269,421         0.83%      4.30%       0.85%
         1998               1.00       0.05       (0.05)         1.00      4.97%    181,754         0.83%      4.86%       0.86%
         1997               1.00       0.05       (0.05)         1.00      4.81%     76,480         0.83%      4.72%       0.85%


(a)  All ratios for periods of less than one year are annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in absence of any fee waivers and expense reimbursements.
(c)  Commenced operations on December 30, 1999.

MONARCH FUNDS
--------------------------------------------------------------------------------


                              FOR MORE INFORMATION                                             MONARCH FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS                                         INVESTOR SHARES
             Additional information about each Fund's investments is
                   available in the Funds' annual/semi-annual                                    TREASURY
                            reports to shareholders.                                             CASH FUND

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                                  GOVERNMENT
           The SAI provides more detailed information about each Fund                            CASH FUND
             and is incorporated by reference into this Prospectus.
                                                                                                 CASH FUND
                              CONTACTING THE FUNDS
  You can get free copies of the Funds' annual/semi-annual reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review a Fund's annual/semi-annual reports, the SAI and other information about a Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained
                by calling the SEC at (202) 942-8090. You can get
                     copies of this information, for a fee,
                           by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                         on its Web site at www.sec.gov.








                    Investment Company Act File No. 811-6742                                   Monarch Funds
                                                                                            Two Portland Square
                                                                                           Portland, Maine 04101
                                                                                              (800) 754-8757


MONARCH FUNDS
--------------------------------------------------------------------------------


                                        PROSPECTUS

                                        January 8, 2002









                                        PREFERRED SHARES
THREE MONEY MARKET FUNDS
THAT EACH SEEK TO PROVIDE
HIGH CURRENT INCOME TO THE              TREASURY CASH FUND
EXTENT CONSISTENT WITH THE              GOVERNMENT CASH FUND
PRESERVATION OF CAPITAL AND             CASH FUND
THE MAINTENANCE OF LIQUIDITY.




--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Summary...............................2 Your Account...........................6
Performance...........................4 Other Information.....................10
Fee Tables............................5 Financial Highlights..................11
Management............................5 For More Information..................12

--------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY

[Margin Callout: DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]

This Prospectus offers Preferred Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Preferred Shares are designed for institutional investors and have a $10,000,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies.

Each Portfolio:
     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:

          FUND/PORTFOLIO                     PRIMARY INVESTMENTS
Treasury Cash Fund/         At least 80% of net assets invested in Treasury
Treasury Cash Portfolio     Securities and Repurchase Agreements backed by
                            Treasury Securities
Government Cash Fund/       At least 80% of net assets invested in Government
Government Cash Portfolio   Securities and Repurchase Agreements backed by
                            Government Securities
Cash Fund/                  Invests in a broad spectrum of Money Market
Cash Portfolio              Securities including:
                            o  Securities issued by financial institutions, such
                               as certificates of deposit, bankers' acceptances and time deposits
                            o  Securities issued by domestic companies, such
                               as commercial paper
                            o  Government Securities
                            o  Repurchase Agreements


The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of the Fund's investment in the Portfolios are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause a Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Cash Fund, moderate for Government Cash Portfolio/Government Cash Fund and least for Treasury Cash Portfolio/Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE

The following charts and table provide some indication of the risks of investing in a Fund's Preferred Shares by showing changes in performance and investment returns from year to year. Because Preferred Shares have operated less than a year, the information provided below is for Treasury Cash Fund's Institutional Shares, and Government Cash Fund's and Cash Fund's Universal Shares, which are not offered in this prospectus. The returns for Preferred Shares are expected to be different from those of the other classes shown because of the different expenses of Preferred Shares. To obtain current yield information, call toll-free (800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that the share classes have operated.


YEAR ENDED 12/31


TREASURY CASH FUND
(INSTITUTIONAL SHARES)

Best Quarter:           1.53% (quarter ended 9/30/00)

Worst Quarter:          0.37% (quarter ended 12/31/01)

[EDGAR Representation of Bar Chart:
1994 - 3.75%
1995 - 5.54%
1996 - 4.99%
1997 - 5.05%
1998 - 4.96%
1999 - 4.57%
2000 - 5.91%
2001 - 3.53%]



GOVERNMENT CASH FUND
(UNIVERSAL SHARES)

Best Quarter:           1.63% (quarter ended 9/30/00)

Worst Quarter:          0.64% (quarter ended 12/31/01)

[EDGAR Representation of Bar Chart:
1993 - 3.24%
1994 - 4.29%
1995 - 6.01%
1996 - 5.44%
1997 - 5.56%
1998 - 5.49%
1999 - 5.06%
2000 - 6.35%
2001 - 4.05]



CASH FUND
(UNIVERSAL SHARES)

Best Quarter:           1.65% (quarter ended 9/30/00)

Worst Quarter:          0.64% (quarter ended 12/31/01)

[EDGAR Representation of Bar Chart:
1993 - 3.32%
1994 - 4.32%
1995 - 5.96%
1996 - 5.36%
1997 - 5.56%
1998 - 5.55%
1999 - 5.17%
2000 - 6.41%
2001 - 4.19%]



The following table lists the average annual total return of December 31, 2001 for the above reference funds and classes.

                                        ONE YEAR              FIVE YEARS           SINCE INCEPTION        INCEPTION DATE
TREASURY CASH FUND                        3.53%                  4.80%                  4.67%                7/12/93
GOVERNMENT CASH FUND                      4.05%                  5.30%                  5.02%                10/29/92
CASH FUND                                 4.19%                  5.37%                  5.08%                12/1/92

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Preferred Shares of a Fund. Expenses are estimated for the fiscal year ending August 31, 2002. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES                              TREASURY                GOVERNMENT                 CASH
(expenses that are deducted from Fund assets) (a)           CASH FUND               CASH FUND                  FUND
Management Fees(b)                                            0.13%                   0.13%                    0.13%
Distribution (Rule 12b-1) Fees                                 None                    None                    None
Other Expenses                                                0.20%                   0.06%                    0.05%
TOTAL ANNUAL FUND OPERATING EXPENSES                          0.33%                   0.19%                    0.18%
Fee Waiver and Expense Reimbursement                          0.18%                   0.07%                    0.06%
NET EXPENSES(c)                                               0.15%                   0.12%                    0.12%

(a)  Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c)  Certain service providers have contractually agreed to waive a portion of their fees and reimburse certain expenses through
     December 31, 2002.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Preferred Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Preferred Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                               ONE YEAR          THREE YEARS         FIVE YEARS          TEN YEARS
TREASURY CASH FUND               $15                 $106               $185                $418
GOVERNMENT CASH FUND             $12                  $61               $107                $243
CASH FUND                        $12                  $58               $101                $230

MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages one other money market fund and one taxable and three tax-free bond funds.

During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provides services to each Fund. As of September 30, 2001, Forum provided services to investment companies and collective investment funds with assets of approximately $102 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Preferred Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

    WRITE TO US AT:                       ACH OR WIRE INVESTMENTS TO:
         Monarch Funds                         Comerica Bank
         P.O. Box 446                          ABA #121137522
         Portland, Maine 04112                 FOR CREDIT TO:
                                               Forum Shareholder Services, LLC
                                               Account # 1891488817
    TELEPHONE US TOLL-FREE AT:                 (Name of Fund)- Preferred Shares
         (800) 754-8757                        (Your Name)
                                               (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form(as described in this prospectus on pages 7 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

       ORDER MUST BE RECEIVED BY:             PAYMENT MUST BE RECEIVED BY:
        11:00 a.m., Pacific time                 1:00 p.m., Pacific time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco close early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days") . The time at which NAV is calculated also may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

          CHECKS Checks must be made payable on their face to "Monarch Funds." No other method of check payment is acceptable.

          ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks.

          WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for ACH or wire services.

Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS The minimum initial investment in Preferred Shares is $10,000,000.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                      o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole                   sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)
BUSINESS ENTITIES                                                       o  Submit a Corporate/Organization Resolution form
                                                                           or similar document
TRUSTS                                                                  o  The trust must be established before an account can be
                                                                           opened
                                                                        o  Provide a certified trust document, or the pages from
                                                                           the trust document, that identifies the trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                                 BY CHECK
o  Call or write us for an account application (and a                   o  Fill out an investment slip from a confirmation or write
   Corporate/Organization Resolution form, if applicable)                  us a letter
o  Complete the application (and resolution form)                       o  Write your account number on your check
o  Mail us your application (and resolution form) and a                 o  Mail us the slip (or your letter) and the check
   check
BY WIRE                                                                 BY WIRE
o  Call or write us for an account application (and a                   o  Call to notify us of your incoming wire
   Corporate/Organization Resolution form, if applicable)               o  Instruct your financial institution to wire your money to
o  Complete the application (and resolution form)                          us
o  Call us to fax the completed application (and
   resolution form) and we will assign you an account number
o  Mail us your original application (and resolution form)
o  Instruct your financial institution to wire your money to us
BY ACH PAYMENT
o  Call or write us for an account application (and a
   Corporate/Organization Resolution form, if applicable)
o  Complete the application (and resolution form)
o  Call us to fax the completed application (and
   resolution form) and we will assign you an account number
o  Mail us your original application (and resolution form)
o  We can electronically debit your purchase amount from
   your account at a designated financial institution

MONARCH FUNDS
--------------------------------------------------------------------------------

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  [Fund name] - Preferred Shares
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation
BY WIRE
o  Wire redemptions are only available if your redemption is for $5,000 or  more
   and  you   did  not  decline  wire  redemption  privileges  on  your  account application
o  Call  us  with  your  request  (unless  you  declined   telephone  redemption
   privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o  Call  us  with  your  request  (unless  you  declined   telephone  redemption
   Privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is  registered
   o  Additional form of identification
o  Redemption proceeds will be:
  o   Mailed to you OR
  o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

MONARCH FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, certain redemption options may require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. We will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:
     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing: ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account

We reserve the right to require signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.


REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.


EXCHANGE PRIVILEGES

You may  exchange  Preferred  Shares of a Fund for  Preferred  Shares of another
Fund.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o The names of each Fund and share class from which you are selling and into which you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
   o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and documentation
BY TELEPHONE
o  Call  us  with  your  request  (unless  you  declined   telephone  redemption
   privileges on your account application)
o  Provide the following information:
   o  Your account number(s)
   o  Exact name(s) in which account is registered
   o  Additional form of identification

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Preferred Shares, each Fund offers Universal Shares, Institutional Shares, Investor Shares, and Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Universal Shares are sold to institutional investors. Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts, Investor Shares are sold to retail investors and Service Shares are designed to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Preferred Shares of each Fund. Data for Treasury Cash Fund's Preferred Shares is not included in the table since, as of the date of this prospectus, Preferred Shares of the Fund have not been offered. Total return in the table represents the rate an investor would have earned on an investment in Government Cash Fund or Cash Fund (assuming the reinvestment of all distributions). The information in the table has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2001, which is available upon request, without charge.

                              SELECTED DATA FOR A SINGLE SHARE                            RATIOS/SUPPLEMENTAL DATA
                        ---------------------------------------------           ---------------------------------------------
                                                                                   Net                 Ratios to
                                                                                Assets at        Average Net Assets(a)
                        Beginning             Distribution  Ending                End of  ----------------------------------
                        Net Asset      Net      From Net   Net Asset              Period                  Net
                        Value Per   Investment Investment Value per    Total     (000's        Net     Investment    Gross
 Year Ended August 31      Share      Income     Income     Share      Return    Omitted)   Expenses    Income    Expenses(b)
GOVERNMENT CASH FUND
         2001(c)           $1.00      -(d)        -(d)      $1.00       0.22%       $ 8       0.12%      3.64%       97.77%
CASH FUND
         2001(c)            1.00      -(d)        -(d)       1.00       0.22%         8       0.12%      3.76%       91.14%


(a)  All ratios for periods less than one year are annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(c)  Commenced operations August 10, 2001.
(d)  Less than $0.01 per  share.

MONARCH FUNDS
--------------------------------------------------------------------------------


                              FOR MORE INFORMATION                                  MONARCH FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS                             PREFERRED SHARES
        Additional information about each Fund's investments is available
            in the Funds' annual/semi-annual reports to shareholders.                 TREASURY
                                                                                      CASH FUND
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
           The SAI provides more detailed information about each Fund                GOVERNMENT
             and is incorporated by reference into this Prospectus.                   CASH FUND

                              CONTACTING THE FUNDS                                    CASH FUND
  You can get free copies of the Funds' annual/semi-annual reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review a Fund's annual/semi-annual reports, the SAI and other information about a Fund at the Public Reference Room of the
            Securities and Exchange Commission ("SEC"). The scheduled
             hours of operation of the Public Reference Room may be
               obtained by calling the SEC at (202) 942-8090. You
                 can get copies of this information, for a fee,
                           by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                         on its Web site at www.sec.gov.


                                                                                    Monarch Funds
                                                                                 Two Portland Square
                     Investment Company Act File No 811-6742                    Portland, Maine 0410
                                                                                   (800) 754-8757

MONARCH FUNDS


                                               PROSPECTUS


                                               January 8, 2002








                                               SERVICE SHARES
THREE MONEY MARKET FUNDS
THAT EACH SEEK TO PROVIDE                      TREASURY CASH FUND
HIGH CURRENT INCOME TO THE                     GOVERNMENT CASH FUND
EXTENT CONSISTENT WITH THE                     CASH FUND
PRESERVATION OF CAPITAL AND
THE MAINTENANCE OF LIQUIDITY.




--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Summary.............................2   Your Account...........................6
Performance.........................4   Other Information.....................10
Fee Tables..........................5   Financial Highlights..................11
Management..........................5   For More Information..................12

--------------------------------------------------------------------------------

THE  SECURITIES  AND EXCHANGE
COMMISSION  HAS NOT APPROVED
OR  DISAPPROVED  THE FUNDS'
SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

SERVICE  SHARES ARE DESIGNED TO REPLICATE A
STANDARD CHECKING ACCOUNT OR TO BE USED AS
PART OF A DAILY SWEEP PRODUCT. SERVICE SHARES
INCLUDE CERTAIN EXPENSES THAT MAKE THEM
INAPPROPRIATE FOR YOU IF YOU DO NOT INTEND TO
USE YOUR ACCOUNT IN EITHER OF THESE WAYS. AN
INVESTMENT IN A FUND IS NOT A DEPOSIT IN A
BANK AND IS NOT INSURED OR GUARANTEED BY THE
FEDERAL  DEPOSIT  INSURANCE  CORPORATION OR ANY
OTHER GOVERNMENT AGENCY.

MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY

[MARGIN CALLOUT: DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]

This Prospectus offers Services Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Service Shares have a $1,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios"), which has the same investment objective and substantially similar investment policies.

Each Portfolio:
    o   Invests in a  diversified  portfolio of Money  Market  Securities
    o   Invests in securities  with  remaining  maturities of 397 days or less
    o Maintains a dollar weighted average maturity of its investments of 90 days or less

Each Portfolio in which a Fund invests and its primary investments are:

        FUND/PORTFOLIO                             PRIMARY INVESTMENTS
Treasury Cash Fund/                 At least 80% of net assets invested in Treasury
Treasury Cash Portfolio             Securities and Repurchase Agreements backed by
                                    Treasury Securities
Government Cash Fund/               At least 80% of net assets invested in Government
Government Cash Portfolio           Securities and Repurchase Agreements backed by
                                    Government Securities
Cash Fund/                          Invests in a broad spectrum of Money Market
Cash Portfolio                      Securities including:
                                    o   Securities issued by financial institutions, such
                                        as certificates of deposit, bankers' acceptances
                                        and time deposits
                                    o   Securities issued by domestic companies,
                                        such as commercial paper
                                    o   Government Securities
                                    o   Repurchase Agreements


The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
    o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
    o The security subsequently fails to meet the Adviser's investment criteria
    o   Funds are needed for another purpose

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

You should not invest in Service Shares unless you intend to use the checkwriting privileges or your Fund account is used as part of a daily sweep product.

The principal risks of the Funds' investment in the Portfolios are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause a Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Cash Fund, moderate for Government Cash Portfolio/Government Cash Fund and least for Treasury Cash Portfolio/Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE

The following charts and table provide some indication of the risks of investing in a Fund's Service Shares by showing changes in performance and investment returns from year to year. Because Service Shares for Treasury Cash Fund have not operated a full calendar year, the information provided below for Treasury Cash Fund is the Fund's Investor Shares. Investor Shares of Treasury Cash Fund are not offered in this prospectus. The returns for Service Shares are lower than those of the other class shown because of the higher expenses of Service Shares. To obtain current yield information, call toll-free (800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.


The following chart shows the annual total returns for each full calendar year that the Share Classes have operated.


YEAR ENDED 12/31


TREASURY CASH FUND (INVESTOR SHARES)

Best Quarter:        1.43% (quarter ended 9/30/00)

Worst Quarter:       0.35% (quarter ended 12/31/01)

[Edgar Representation of Bar Chart:
1996- 4.60%
1997- 4.65%
1998- 4.57%
1999- 4.17%
2000- 5.50%
2001- 3.14%]



GOVERNMENT CASH FUND (SERVICE SHARES)

Best Quarter:        1.01% (quarter ended 3/31/01)

Worst Quarter:       0.30% (quarter ended 12/31/01)

[Edgar Representation of Bar Chart:
2001- 2.62%]



CASH FUND (SERVICE SHARES)

Best Quarter:        1.06% (quarter ended 3/31/01)

Worst Quarter:       0.32% (quarter ended 12/31/01)

[Edgar Representation of Bar Chart:
2001- 2.85%]




The following table lists the average annual total return as of December 31, 2001 for the above referenced funds.


                              ONE         FIVE          SINCE         INCEPTION
                              YEAR        YEARS        INCEPTION        DATE

TREASURY CASH FUND            3.14%       4.40%          4.46%         10/25/95
GOVERNMENT CASH FUND          2.62%         N/A          3.03%         10/19/00
CASH FUND                     2.85%         N/A          3.40%          9/7/00

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Service Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ending August 31, 2001. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES                                TREASURY              GOVERNMENT                CASH
(expenses that are deducted from Fund assets)(a)             CASH FUND               CASH FUND                FUND
Management Fees(b)                                             0.18%                   0.18%                  0.18%
Distribution (Rule 12b-1) Fees                                 0.75%                   0.75%                  0.75%
Other Expenses                                                 0.82%                   0.67%                  0.58%
TOTAL ANNUAL FUND OPERATING EXPENSES(C)                        1.75%                   1.60%                  1.51%


(a)  Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c)  Certain service providers voluntarily waived a portion of their fees for Treasury Cash Fund so that  for the year ended August 31, 2001,  actual Total Annual Fund  Operating  Expenses  were 1.70%.



EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Service Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                            ONE          THREE         FIVE            TEN
                            YEAR         YEARS         YEARS          YEARS
TREASURY CASH FUND          $178          $551         $950           $2,064
GOVERNMENT CASH FUND        $163          $506         $873           $1,904
CASH FUND                   $154          $477         $824           $1,802

MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages one other money market fund and one taxable and one tax-free bond fund.

During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of September 30, 2001, Forum provided services to investment companies and collective investment funds with assets of approximately $102 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

MONARCH FUNDS
--------------------------------------------------------------------------------

Each Fund has adopted a distribution or Rule 12b-1 plan under which the Fund pays the distributor 0.25% of the average daily net assets of Service Shares for the sale and distribution of the shares.

Each Fund has also entered into a shareholder service agreement under which the Fund pays 0.20% of the average daily net assets of Service Shares for the servicing of shareholder accounts. The fees paid under the distribution plan and shareholder service agreement may be paid to various financial institutions that provide services to their customers who are invested in Service Shares. Because Service Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Service Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Trust or Comerica Securities, Inc. for an account application or for further information as follows:

WRITE TO US AT:                        OR:                                      ACH OR WIRE INVESTMENTS TO:
     Monarch Funds                     Comerica Securities, Inc.                   Comerica Bank
     P.O. Box 446                      9920 South La Cienega Boulevard             ABA #121137522
     Portland, Maine 04112             14th Floor                                  FOR CREDIT TO:
                                       Inglewood, California 90301                 Forum Shareholder Services, LLC
                                                                                   Account # 1891488817
                                       TELEPHONE US TOLL-FREE AT:                  (Name of Fund) - Service Shares
                                            (800) 754-8757                         (Your Name)
                                                                                   (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

    ORDER MUST BE RECEIVED BY:                PAYMENT MUST BE RECEIVED BY:
     11:00 a.m., Pacific time                  1:00 p.m., Pacific time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco close early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.


If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, make a check payable to "Monarch Funds" or to one or more owners of the account and endorsed to "Monarch Funds." For all other accounts, your check must be made payable on its face to "Monarch Funds." No other method of check payment is acceptable (for instance, you may not pay by traveler's check).

         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS The minimum initial investment in Service Shares is $1,000.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT
INDIVIDUAL,  SOLE  PROPRIETORSHIP  AND JOINT  ACCOUNTS:                o   Instructions  must be signed by all persons required to
Individual  accounts are owned by one person, as are sole                  sign exactly as their names appear on the  account
proprietorship  accounts. Joint accounts have two or more
owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA):                           o   Depending on state laws, you can set up a custodial
These custodial accounts  provide a way to give money to a                 account  under the UGMA or the UTMA
child and obtain tax benefits                                          o   The custodian must sign instructions in a manner
                                                                           indicating custodial capacity
BUSINESS ENTITIES                                                      o   Submit a Corporate/Organization Resolution form
                                                                           or similar document
TRUSTS                                                                 o   The trust must be established before an account
                                                                           can be opened
                                                                       o   Provide a certified trust document, or the pages from
                                                                           the trust document, that identifies the trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                               BY CHECK
o   Call or write us for an account application (and a                 o   Fill out an  investment  slip from a  confirmation
    Corporate/Organization Resolution form, if applicable)                 or write us a letter
o   Complete the application (and resolution form)                     o   Write your account number on your check
o   Mail us your  application (and resolution form) and a              o   Mail us the slip (or your letter) and the check
    check
BY WIRE                                                                BY WIRE
o   Call or write us for an account application (and a                 o   Call to notify us of your incoming wire
    Corporate/Organization Resolution form, if applicable)             o   Instruct your  financial  institution to wire your
o   Complete the application (and resolution form)                         money to us
o   Call us to fax the completed application (and
    resolution form) and we will assign you an account
    number
o   Mail us your original application (and resolution form)
o   Instruct your financial institution to wire your
    money to us
BY ACH PAYMENT
o   Call or write us for an account application (and a
    Corporate/Organization Resolution form, if applicable)
o   Complete the application (and resolution form)
o   Call us to fax the completed application (and
    resolution form) and we will assign you an account number
o   Mail us your original application (and resolution
    form)
o   We can  electronically  debit  your  purchase  amount
    from your account at a designated financial institution

MONARCH FUNDS
--------------------------------------------------------------------------------

LIMITATIONS ON PURCHASES A Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Service Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $1,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY CHECK
o   Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY  TELEPHONE
o   Call us with your  request (unless  you  declined   telephone   redemption
    privileges on  your  account application)
o   Provide the following information:
    o   Your account number
    o   Exact  name(s)  in which  the  account  is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $1,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

CHECK WRITING PRIVILEGES You may redeem shares by writing checks provided by the Funds against your account balance. When your check is presented for payment, the Trust will deduct shares from your shareholder account in an amount equal to the amount of the check, as long as you have a sufficient number of shares to cover the amount of the check.

MONARCH FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, certain redemption options may require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee may be required for any of the following:

    o   Written requests to redeem $100,000 or more
    o   Changes to a shareholder's record name
    o Redemptions from an account for which the address or account registration has changed within the last 30 days
    o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
    o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
    o Adding or changing: ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

We reserve the right to require signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $1,000, a Fund may ask you to increase your balance. If the account value is still below $1,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Service Shares of a Fund for Service Shares of another Fund.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number(s)
    o The names of each Fund and share class from which you are selling and into which you are exchanging
    o   The  dollar  amount or number of shares you want to sell (and exchange)
    o Open a new account and complete an account application if you are requesting different shareholder privileges
o   Obtain  a  signature guarantee (if required)
o   Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o   Provide the following information:
    o   Your account number(s)
    o   Exact name(s) in which account is registered
    o   Additional form of identification

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund and Portfolio operates in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Service Shares, each Fund offers Preferred Shares, Universal Shares, Institutional Shares, and Investor Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred and Universal Shares are sold to institutional investors, Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Service Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment a Fund.(assuming the reinvestment of all distributions). The information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2001, which is available upon request, without charge.


                                SELECTED DATA FOR A SINGLE SHARE                            RATIOS/SUPPLEMENTAL DATA
                        -------------------------------------------------           ------------------------------------------------
                                                                                      Net                 Ratios to
                                                                                   Assets at         Average Net Assets(a)
                        Beginning            Distributions   Ending                   End of   -------------------------------------
                        Net Asset      Net      from Net    Net Asset                Period                   Net
                        Value Per  Investment  Investment   Value per    Total      (000's         Net    Investment   Gross
 Year Ended August 31     Share      Income      Income      Share       Return     Omitted)    Expenses    Income   Expenses(b)
TREASURY CASH FUND
        2001(c)            $1.00      $0.02      $(0.02)     $1.00       1.93%       $9,147       1.70%     3.76%       2.67%
GOVERNMENT CASH FUND
        2001(c)             1.00       0.03       (0.03)      1.00       3.17%        5,904       1.61%     3.24%       1.61%
CASH FUND
        2001(c)             1.00       0.04       (0.04)      1.00       3.98%       20,461       1.51%     3.60%       1.51%

(a)  All ratios for periods of less than one year are annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(c)  Commenced operations on January 5, 2001.

MONARCH FUNDS
--------------------------------------------------------------------------------

                              FOR MORE INFORMATION                                          MONARCH FUNDS

                                                                                           SERVICE SHARES
                           ANNUAL/SEMI-ANNUAL REPORTS
              Additional information about each Fund's investments                            TREASURY
                  is available in the Funds' annual/semi-annual                               CASH FUND
                            reports to shareholders.
                                                                                             GOVERNMENT
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                                CASH FUND
           The SAI provides more detailed information about each Fund
             and is incorporated by reference into this Prospectus.                           CASH FUND

                              CONTACTING THE FUNDS
      You can get free copies of the Fund's annual/semi-annual reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
 You can also review a Fund's annual/semi-annual reports, the SAI and other information about each Fund at the Public Reference Room of the Securities and Exchange
       Commission ("SEC"). The scheduled hours of operation of the Public
              Reference Room may be obtained by calling the SEC at
                   (202) 942-8090. You can get copies of this
                      information, for a fee, by e-mailing
                                 or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov.


    Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                         on its Web site at www.sec.gov.
                                                                                               Monarch Funds
                                                                                            Two Portland Square
                                                                                           Portland, Maine 04101
                    Investment Company Act File No. 811-6742                                  (800) 754-8757



MONARCH FUNDS
--------------------------------------------------------------------------------

                                        PROSPECTUS


                                        January 8, 2002










                                        UNIVERSAL SHARES
THREE MONEY MARKET FUNDS
THAT EACH SEEK TO PROVIDE
HIGH CURRENT INCOME TO THE              TREASURY CASH FUND
EXTENT CONSISTENT WITH THE              GOVERNMENT CASH FUND
PRESERVATION OF CAPITAL AND             CASH FUND
THE MAINTENANCE OF LIQUIDITY.




--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Summary.............................2     Your Account.........................6
Performance.........................4     Other Information...................10
Fee Tables..........................5     Financial Highlights................11
Management..........................5     For More Information................12

--------------------------------------------------------------------------------


THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT
APPROVED OR DISAPPROVED THE
FUNDS' SHARES OR DETERMINED
WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.

MONARCH FUNDS
--------------------------------------------------------------------------------


SUMMARY


[Margin Callout: DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]

This Prospectus offers Universal Shares of three money market funds -- Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund," and collectively, the "Funds"). Universal Shares are designed for institutional investors and have a $1,000,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by investing substantially all of its assets in another mutual fund (each a "Portfolio," and collectively, the "Portfolios") which has the same investment objective and substantially similar investment policies.

Each Portfolio:
     o    Invests in a diversified portfolio of Money Market Securities
     o    Invests in securities with remaining maturities of 397 days or less
     o Maintains a dollar weighted average maturity of its investments of 90 days or less.

Each Portfolio in which a Fund invests and its primary investments are:

          FUND/PORTFOLIO                        PRIMARY INVESTMENTS
Treasury Cash Fund/            At least 80% of net assets invested in Treasury
Treasury Cash Portfolio        Securities and Repurchase Agreements backed by
                               Treasury Securities
Government Cash Fund/          At least 80% of net assets invested in Government
Government Cash Portfolio      Securities and Repurchase Agreements backed by
                               Government Securities
Cash Fund/                     Invests in a broad spectrum of Money Market
Cash Portfolio                 Securities including:
                               o  Securities issued by financial institutions,
                                  such as certificates of deposit,
                                  bankers' acceptances and time deposits
                               o  Securities issued by domestic companies, such
                                  as commercial paper
                               o  Government Securities
                               o  Repurchase Agreements

The investment adviser for each Portfolio (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Portfolio's investments. The Adviser searches for securities that satisfy the maturity profile of a Portfolio and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Portfolio
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of the Fund's investment in the Portfolios are:

INTEREST RATE RISK Interest rates affect the value of a Portfolio's investments. Increases in interest rates may cause a decline in the value of a Portfolio's investments. In addition, those increases may cause a Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Portfolio may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government. Generally, credit risk is greatest for Cash Portfolio/Cash Fund, moderate for Government Cash Portfolio/Government Cash Fund and least for Treasury Cash Portfolio/Treasury Cash Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

These risks can result in a decrease in the value of a security or all the securities owned by a Portfolio and, therefore, cause a change in the Fund's
$1.00 per share value. These risks also can result in lower investment performance.

MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE

The following charts and table provide some indication of the risks of investing in a Fund's Universal Shares by showing changes in performance and investment returns from year to year. To obtain current yield information, call toll-free
(800) 754-8757. PERFORMANCE INFORMATION PRESENTED HERE REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Universal Shares have operated.

YEAR ENDED 12/31


TREASURY CASH FUND

Best Quarter:           1.62% (quarter ended 12/31/00)

Worst Quarter:          0.51% (quarter ended 12/31/01)

[EDGAR Representation of Bar Chart:
2000 - 6.23%
2001 - 3.81%]



GOVERNMENT CASH FUND

Best Quarter:           1.63% (quarter ended 9/30/00)

Worst Quarter:          0.64% (quarter ended 12/31/01)

[EDGAR Representation of Bar Chart:
1993 - 3.24%
1994 - 4.29%
1995 - 6.01%
1996 - 5.44%
1997 - 5.56%
1998 - 5.49%
1999 - 5.06%
2000 - 6.35%
2001 - 4.05%]



CASH FUND

Best Quarter:           1.65% (quarter ended 9/30/00)

Worst Quarter:          0.64% (quarter ended 12/31/01)

[EDGAR Representation of Bar Chart:
1993 - 3.32%
1994 - 4.32%
1995 - 5.96%
1996 - 5.36%
1997 - 5.56%
1998 - 5.55%
1999 - 5.17%
2000 - 6.41%
2001 - 4.19%]



The following table lists the average annual total return as of December 31, 2001.


                        ONE YEAR   FIVE YEARS   SINCE INCEPTION   INCEPTION DATE

TREASURY CASH FUND        3.81%        N/A           5.02%           12/30/99
GOVERNMENT CASH FUND      4.05%       5.30%          5.02%           10/29/92
CASH FUND                 4.19%       5.37%          5.08%            12/1/92

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Universal Shares of a Fund. Expenses for each Fund are based on amounts incurred during the fiscal year ended August 31, 2001. Expenses are stated as a percentage of Fund's average net assets. There is no charge to purchase or redeem Fund shares.


ANNUAL FUND OPERATING EXPENSES                     TREASURY  GOVERNMENT    CASH
(expenses that are deducted from Fund assets)(a)  CASH FUND  CASH FUND     FUND
Management Fees(b)                                  0.13%      0.13%      0.13%
Distribution (Rule 12b-1) Fees                       None       None       None
Other Expenses                                      0.79%      0.10%      0.11%
TOTAL ANNUAL FUND OPERATING EXPENSES(C)             0.92%      0.23%      0.24%
(a) Each Fund's expenses include its pro-rata share of the expenses of its corresponding Portfolio.
(b)  Includes all investment advisory and administration fees.
(c) Certain service providers voluntarily waived a portion of their fees for Treasury Cash Fund, Government Cash Fund and Cash Fund for the year ended August 31, 2001, actual Total Annual Fund Operating Expenses were 0.20%.



EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Universal Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Universal Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                  ONE YEAR          THREE YEARS         FIVE YEARS          TEN YEARS
TREASURY CASH FUND                                  $94                 $294               $511               $1,136
GOVERNMENT CASH FUND                                $23                 $ 74               $129                $ 292
CASH FUND                                           $25                 $ 77               $135                $ 306

MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").

THE ADVISER

Each Portfolio's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Portfolio. In addition to the Portfolios, the Adviser manages one other money market fund and one taxable and three tax-free bond funds.

During each Fund's last fiscal year, the advisory fees paid to the Adviser from each Portfolio were 0.03% of the Portfolio's average daily net assets.

Each Fund pays its pro-rata share of its corresponding Portfolio's advisory fee, which is based on the percentage of the Portfolio's assets held by the Fund.

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER SERVICE PROVIDERS

Forum Financial Group, LLC ("Forum") and its affiliates provide services to each Fund. As of September 30, 2001, Forum provided services to investment companies and collective investment funds with assets of approximately $102 billion.

Forum Shareholder Services, LLC (the "Transfer Agent") is each Fund's transfer agent.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of each Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of each Fund's shares.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Universal Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

        WRITE TO US AT:                      ACH OR WIRE INVESTMENTS TO:
             Monarch Funds                     Comerica Bank
             P.O. Box 446                      ABA #121137522
             Portland, Maine 04112             FOR CREDIT TO:
                                               Forum Shareholder Services, LLC
                                               Account # 1897488817
        TELEPHONE US TOLL-FREE AT:             (Name of Fund) - Universal Shares
             (800) 754-8757                    (Your Name)
                                               (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this prospectus on pages 7 through 9). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

     ORDER MUST BE RECEIVED BY:              PAYMENT MUST BE RECEIVED BY:
      11:00 a.m., Pacific time                  1:00 p.m., Pacific time

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco close early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific time on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days") . The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

          CHECKS Checks must be made payable on their face to "Monarch Funds." No other method of check payment is acceptable.

          ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks.

          WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for ACH or wire services.Your financial institution may charge you a fee for ACH or wire services.

MINIMUM INVESTMENTS The minimum initial investment in Universal Shares is $1,000,000.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS                      o  Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole                   sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)
BUSINESS ENTITIES                                                       o  Submit a Corporate/Organization Resolution form
                                                                           or similar document
TRUSTS                                                                  o  The trust must be established before an account can be
                                                                           opened
                                                                        o  Provide a certified trust document, or the pages from
                                                                           the trust document, that identifies the trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                                 BY CHECK
o  Call or write us for an account application (and a                   o  Fill out an investment slip from a confirmation or write
   Corporate/Organization Resolution form, if applicable)                  us a letter
o  Complete the application (and resolution form)                       o  Write your account number on your check
o  Mail us your application (and resolution form) and a                 o  Mail us the slip (or your letter) and the check
   check
BY WIRE                                                                 BY WIRE
o  Call or write us for an account application (and a                   o  Call to notify us of your incoming wire
   Corporate/Organization Resolution form, if applicable)               o  Instruct your financial institution to wire your money to
o  Complete the application (and resolution form)                          us
o  Call us to fax the completed application (and
   resolution form) and we will assign you an account number
o  Mail us your original application (and resolution form)
o  Instruct your financial institution to wire your money to us
BY ACH PAYMENT
o  Call or write us for an account application (and a
   Corporate/Organization Resolution form, if applicable)
o  Complete the application (and resolution form)
o  Call us to fax the completed application (and
   resolution form) and we will assign you an account number
o  Mail us your original application (and resolution form)
o  We can electronically debit your purchase amount from
   your account at a designated financial institution



                                                                               7


MONARCH FUNDS
--------------------------------------------------------------------------------

LIMITATIONS  ON  PURCHASES  A Fund  reserves  the right to refuse  any  purchase
(including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  [Fund name] - Universal Shares
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation
BY WIRE
o  Wire redemptions are only available if your redemption is for $5,000 or  more
   and  you  did  not   decline  wire  redemption  privileges  on  your  account
   application
o  Call   us  with  your  request  (unless  you  declined  telephone  redemption privileges on your account application) (See "By Telephone") OR
o  Mail us your request (See "By Mail")
BY TELEPHONE
o  Call   us  with  your  request  (unless  you  declined  telephone  redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is  registered
   o  Additional form of identification
o  Redemption proceeds will be:
   o  Mailed to you OR
   o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific time (or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, certain redemption options may require a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing: ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

We reserve the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may  exchange  Universal  Shares of a Fund for  Universal  Shares of another
Fund.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number(s)
   o The names of each Fund and share class from which you are selling and into which you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
   o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and  documentation
BY TELEPHONE
o  Call  us  with  your  request  (unless  you  declined   telephone  redemption
   privileges on your account application)
o  Provide the following information:
   o  Your account number(s)
   o  Exact name(s) in which account is registered
   o  Additional form of identification

MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds and Portfolios operate in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Portfolios may hold cash in any amount. Each Portfolio may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Portfolios limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CORE AND GATEWAY(R)

Each Fund is a "gateway" fund in a "Core and Gateway" structure. Each Fund invests substantially all of its assets in its corresponding Portfolio, each of which is a series of Core Trust (Delaware) ("Core Trust"), another mutual fund. A Fund may withdraw its entire investment from a Portfolio at any time that the Board decides it is in the Fund's best interest to do so.

The board of trustees of Core Trust formulates the general policies of each Portfolio and meets periodically to review each Portfolio's performance, monitor investment activities and practices and discuss other matters affecting each Portfolio. Additional information about Core Trust's board and executive officers is in the SAI.

CLASSES OF SHARES

In addition to Universal Shares, each Fund offers Preferred Shares, Institutional Shares, Investor Shares, and Service Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred Shares and Institutional Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors and Service Shares are designated to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

A Fund's distribution of net investment income (including short-term capital gain) is taxable to you as ordinary income. A Fund's distribution of long-term capital gain, if any, is taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

Each Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Universal Shares of each Fund. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2001, which is available upon request, without charge.

                              SELECTED DATA FOR A SINGLE SHARE                            RATIOS/SUPPLEMENTAL DATA
                        ---------------------------------------------           ---------------------------------------------
                                                                                   Net                 Ratios to
                                                                                Assets at        Average Net Assets(a)
                        Beginning             Distribution  Ending                End of  ----------------------------------
                        Net Asset      Net      From Net   Net Asset              Period                  Net
                        Value Per   Investment  Investment Value per    Total    (000's        Net     Investment    Gross
 Year Ended August 31      Share      Income      Income     Share      Return    Omitted)   Expenses    Income    Expenses(b)
TREASURY CASH FUND
         2001              $1.00      $0.05      $(0.05)    $1.00       5.24%        $102     0.20%      6.22%        0.92%
         2000(c)            1.00       0.04       (0.04)     1.00       4.02%       5,976     0.20%      5.86%        0.38%
GOVERNMENT CASH FUND
         2001               1.00       0.05       (0.05)     1.00       5.34%     164,500     0.20%      5.29%        0.23%
         2000               1.00       0.06       (0.06)     1.00       5.94%     225,697     0.20%      5.73%        0.24%
         1999               1.00       0.05       (0.05)     1.00       5.00%     277,548     0.18%      4.88%        0.25%
         1998               1.00       0.05       (0.05)     1.00       5.63%     253,644     0.18%      5.48%        0.26%
         1997               1.00       0.05       (0.05)     1.00       5.49%     230,410     0.17%      5.35%        0.26%
CASH FUND
         2001               1.00       0.05       (0.05)     1.00       5.49%      37,236     0.20%      5.68%        0.24%
         2000               1.00       0.06       (0.06)     1.00       6.04%      70,451     0.20%      5.84%        0.23%
         1999               1.00       0.05       (0.05)     1.00       5.09%      98,705     0.18%      4.99%        0.25%
         1998               1.00       0.06       (0.06)     1.00       5.65%      91,671     0.18%      5.48%        0.29%
         1997               1.00       0.05       (0.05)     1.00       5.43%      18,453     0.23%      5.32%        0.47%

(a)  All ratios for periods less than one year are annualized.
(b) During each period, certain fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.
(c)  Commenced operations on December 30, 1999.

MONARCH FUNDS
--------------------------------------------------------------------------------


                              FOR MORE INFORMATION                                  MONARCH FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS                             UNIVERSAL SHARES
      Additional information about each Fund's investments is available in
             the Funds' annual/semi-annual reports to shareholders.                   TREASURY
                                                                                      CASH FUND
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
           The SAI provides more detailed information about each Fund                GOVERNMENT
             and is incorporated by reference into this Prospectus.                   CASH FUND

                              CONTACTING THE FUNDS                                    CASH FUND
      You can get free copies of the Funds' annual/semi-annual reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
 You can also review a Fund's annual/semi-annual reports, the SAI and other information about a Fund at the Public Reference Room of the Securities and Exchange
              Commission ("SEC"). The scheduled hours of operation
                  of the Public Reference Room may be obtained
                    by calling the SEC at (202) 942-8090. You
                    can get copies of this information, for a
                        fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

    Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                         on its Web site at www.sec.gov.


                                                                                    Monarch Funds
                                                                                 Two Portland Square
                     Investment Company Act File No 811-6742                    Portland, Maine 0410
                                                                                   (800) 754-8757